Segmented information (Tables)	12 Months Ended
Mar. 30, 2019
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments for the years ended March 30, 2019, March 31, 2018, and March 25, 2017, respectively, is set forth below:

	Retail			Other			Total
	2019	2018*	2017*	2019	2018*	2017*	2019	2018*	2017*
	(In thousands)
Sales to external customers	$143,499	$141,607	$149,418	$7,550	$5,001	$3,574	$151,049	$146,608	$152,992
Inter-segment sales	–	–	–	9,912	13,054	15,637	9,912	13,054	15,637
Unadjusted Gross profit	58,936	55,578	61,441	1,119	2,177	1,411	60,055	57,755	62,852

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2019, March 31, 2018, and March 25, 2017:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*	March 25, 2017*
	(In thousands)
Unadjusted gross profit	$60,055	$57,755	$62,852
Inventory provisions	(686)	(1,431)	(416)
Other unallocated costs	(998)	(708)	(1,033)
Adjustment of intercompany profit	206	77	129
Gross profit	$58,577	$55,693	$61,532
(*) Recast (refer to note 1)
Sales by classes of similar products and by channel were as follows:

Summary of Sales by Classes of Similar Products

	Retail			Other			Total
	2019	2018*	2017*	2019	2018*	2017*	2019	2018*	2017*
	(In thousands)
Jewelry and other	$91,493	$98,057	$102,083	$7,550	$5,001	$3,574	$99,043	$103,058	$105,657
Timepieces	52,006	43,550	47,335	-	-	-	52,006	43,550	47,335
	$143,499	$141,607	$149,418	$7,550	$5,001	$3,574	$151,049	$146,608	$152,992

(*) Recast (refer to note 1)